Capital and reserves - Share capital and additional paid-in capital (Details)			12 Months Ended
	Jul. 13, 2022 USD ($) $ / shares shares	Oct. 15, 2020 shares	Jun. 30, 2022 CNY (¥) Vote shares	Jun. 30, 2022 USD ($) Vote $ / shares shares	Jun. 30, 2021 CNY (¥) USD ($)	Jul. 11, 2022 $ / shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jan. 31, 2020 $ / shares shares
Disclosure of classes of share capital [line items]
Number of ordinary shares issued							1,225,566,355			976,634,771
Ordinary shares, par value | $ / shares										$ 0.00001
Ordinary shares outstanding										865,591,398
Treasury shares							6,111,276			111,043,373
Aggregated par value of ordinary shares outstanding | ¥					¥ 92,000		¥ 92,000
Number of shares authorized										5,000,000,000
Class A ordinary shares member
Disclosure of classes of share capital [line items]
Number of ordinary shares issued							897,275,873
Ordinary shares, par value | $ / shares	$ 0.00001			$ 0.00001		$ 0.00001
Aggregated par value of ordinary shares outstanding							¥ 69,000	¥ 69,000	$ 8,656,000
Ordinary shares including treasury shares issued							766,011,125
Number of votes | Vote			1	1
Price per share | $	$ 13.80			$ 5.00
Net proceeds received			¥ 4,178,860,000	$ 625,274,000
Number of restricted shares became vested | $				3,897,180	71,880,408
Class A ordinary shares member | IPO
Disclosure of classes of share capital [line items]
Number of shares issued during the period	41,100,000		121,600,000	121,600,000
Number of shares issued upon conversion of each preferred share		1
Class A ordinary shares member | Over-allotment option
Disclosure of classes of share capital [line items]
Number of shares issued during the period	486,200		9,664,748	9,664,748
Class B ordinary shares
Disclosure of classes of share capital [line items]
Number of ordinary shares issued							328,290,482
Aggregated par value of ordinary shares outstanding | ¥							¥ 23,000
Ordinary shares including treasury shares issued							328,290,482
Number of votes | Vote			3	3